UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23764

AOG Institutional Fund
(Exact name of registrant as specified in charter)

11911 Freedom Drive, Suite 730, Reston, VA	20190
(Address of principal executive offices)	(Zip code)

Peter Sattelmair
11911 Freedom Drive, Suite 730, Reston, VA 20190
(Name and address of agent for service)

Registrant’s telephone number, including area code:	703-757-8020

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

AOG Institutional Fund

Semi-Annual Report

March 31, 2025

(Unaudited)

TABLE OF CONTENTS

Letter to Shareholders	Page 1
Portfolio Review	Page 3
Schedule of Investments	Page 4
Statement of Assets and Liabilities	Page 6
Statement of Operations	Page 7
Statements of Changes in Net Assets	Page 8
Statement of Cash Flows	Page 9
Financial Highlights	Page 10
Notes to Financial Statements	Page 12
Supplemental Information	Page 25
Notice of Privacy Policy	Page 28

AOG Institutional Fund

Letter to Shareholders (Unaudited)

March 31, 2025

Dear Shareholders,

We have completed the transition of our RIA assets and colleagues to F.L. Putnam (“FLP”) and with your approval, have also transferred the Management Contract for the AOG Institutional Fund (the “Fund”) to FLP as well. After four months of planning with the FLP Team, both transactions seamlessly closed on February 28, 2025. After 75 days of integration, I am pleased to share with you that this change has resulted in upgrades in our ability to serve you across the board.

I have maintained my role as President and Chairman of the Board of the AOG Institutional Fund. Internally, I am a Principal and the Managing Director of Interval Funds for FLP. Aaron Rosen, CFA, has maintained his role as the Chief Investment Officer and Portfolio Manager of the Fund and is now a FLP Principal. He is joined by Michael Boensch, CFA CAIA, as co-Portfolio Manager of the Fund. Mike is an FLP Principal and the Managing Director of Investment Management Research at FLP Atrato Consulting (“Atrato”), which provides research support to the Fund. The involvement of Mike and other members of the Atrato research team has meant a considerable increase in investment sourcing and due diligence bandwidth for the Fund investment team overall.

Our Investment and Valuation Committees have continued to operate, with additional support from the FLP Team as well.

In early April, FLP executives, Aaron, Mike and I presented the Fund via videoconference for more than an hour to FLP Financial Advisors and Investment Advisors. On June 25 and 26, FLP will host an “all hands meeting” in Boston. One of the feature sessions will be a 40-minute presentation by Aaron and Mike to further introduce the AOG Institutional Fund. Flows to the Fund from the FLP network have begun trickling in, but we expect them to increase significantly going forward. Our Investment Team has built an excellent pipeline of potential investments, and of course, as the Fund grows, the shared expenses should substantially lower our operating costs and increase performance.

Thank you for your confidence through our inception and now transition.

Frederick P. Baerenz, AIF

President & Chairman

AOG Institutional Fund

Letter to Shareholders (Unaudited)(Continued)

March 31, 2025

IMPORTANT INFORMATION

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Fund’s prospectus. To obtain a prospectus, please call 877-600-3573 or visit aogfunds.com. Please read the prospectus carefully before investing.

Investment in the AOGFX is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. Investors may not have immediate access to invested capital for an indefinite period of time and must have the financial ability, sophistication/experience, and willingness to bear the risks of an illiquid investment. No public market for Shares exists, and none is expected to develop in the future. An investor’s participation in the Fund is a long-term commitment, with no certainty of return. No guarantee or representation is made that a Fund will achieve its investment objective, and investment results may vary substantially from year to year.

Opinions expressed are subject to change and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

The Fund is distributed by Distribution Services, LLC, which is not affiliated with FLP or Atrato.

See accompanying notes to financial statements for additional important information regarding the business transaction and risk considerations.

AOG Institutional Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2025

The Fund’s performance figures* for the periods ended March 31, 2025, compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	(12/31/2021)	(11/4/2024)
AOG Institutional Fund - Class A	N/A	N/A	N/A	N/A	1.34%
AOG Institutional Fund - Class I	3.50%	8.14%	4.10%	4.69%	N/A
Bloomberg U.S. Aggregate Bond Index (a)	(0.37)%	4.88%	0.52%	(1.40)%	2.13%
S&P 500 Total Return Index (b)	(1.97)%	8.25%	9.06%	6.79%	(1.20)%
AOG Blended Benchmark Index (c)	(1.25)%	7.01%	5.77%	3.65%	0.20%

(a)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities (agency and non-agency). Investors cannot invest directly into an index.

(b)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

(c)	The AOG Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV as of March 31, 2025. The returns shown assume reinvestment of all distributions, and do not reflect the deduction of taxes that shareholder would pay on Fund distributions or on the redemption of Fund shares. Past performance is no guarantee of future results. Please read the Fund’s Prospectus carefully before investing. For performance information current to the most recent month-end, please call 1-877-600-3573.

Holdings By Asset Class as of March 31, 2025	% of Net Assets

Private Equity and Venture Capital Investments	30.4%
Private Debt and Credit Investments	28.8%
Short-Term Investments	12.9%
Private Real Estate	11.1%
Loans	9.0%
Closed-End Funds	6.8%
Warrants	0.0%
Other Assets in Excess of Liabilities	1.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AOG Institutional Fund
Schedule of Investments (Unaudited)
March 31, 2025

Shares		Fair Value
	CLOSED-END FUNDS - 6.8%
	DEBT AND CREDIT FUNDS - 0.4%
11,874	Variant Alternative Income Fund, Institutional Class (a)	$317,522

	PRIVATE EQUITY FUNDS - 6.3%
129,504	Ares Landmark Private Markets Fund, Institutional Class (a)(c)	4,443,268
290	The Private Shares Fund, Class I (a)(c)	12,288
		4,455,556
	REAL ESTATE FUNDS - 0.1%
3,976	Bluerock Total Income+ Real Estate Fund, Class I (a)	105,759

	TOTAL CLOSED-END FUNDS (Cost - $3,997,985)	4,878,837

	PRIVATE DEBT AND CREDIT INVESTMENTS - 28.8%
	BUSINESS DEVELOPMENT COMPANIES - 2.9%
97,921	Carlyle Secured Lending III (a)(d)	2,031,539

	PRIVATE DEBT AND CREDIT FUNDS - 25.9%
—	Arkview Capital Co-Invest IV, LP (a)(d)(e)(g)	2,069,729
—	GEMS FUND 6, LP (a)(b)(d)(g)	2,322,976
—	LEONID Credit Income Fund, LP (a)(b)(d)(g)	5,489,611
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
—	Symbiotic Capital Life Science Credit Fund, LP (a)(b)(d)(g)	2,395,457
—	Tiverton AgriFinance III (b)(c)(d)(g)	2,145,110
		18,422,883

	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $20,170,519)	20,454,422

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 30.4%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 16.3%
—	Alpha Partners Fund III, LP (a)(b)(c)(d)(g)	396,498
—	Banner Ridge Small Buyouts I (Offshore) LP (a)(b)(d)(g)	4,392,598
—	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)(g)	1,731,400
—	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)(g)	5,058,717
		11,579,213
	PORTFOLIO COMPANIES - 14.1%
—	Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)(g)	793,651
—	Capital Factory Alpha Associates LLC, Series II (a)(b)(c)(d)(g)	750,000
—	CSPG Tidal B Holdings LLC (a)(c)(d)(e)(g)	1,000,000
153,850	CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.) (a)(c)(d)(e)	338,470
3,000,000	Frontline HoldCo LLC (a)(c)(d)(e)	3,245,919
—	ICON Ark Co-Investment LP (a)(b)(c)(d)(g)	228,984
5	PMG Legal LLC (a)(b)(c)(d)	1,166,965
—	Preservation Capital Partners Strategic Opportunities I LP (a)(b)(c)(d)(g)	2,492,353
		10,016,342

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $18,672,973)	21,595,555

See accompanying notes to financial statements.

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
March 31, 2025

Shares				Fair Value
	PRIVATE REAL ESTATE - 11.1%
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 1.6%
105,419	Arctrust III, Inc. (a)(d)(e)			$1,140,302
376	Starwood NAV REIT (a)			8,075
				1,148,377
	PRIVATE REAL ESTATE FUNDS - 9.5%
—	Barings Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)(g)			1,988,924
—	Peppertree Capital Fund X Feeder, LLC (a)(b)(c)(d)(g)			1,578,974
—	PG-AOGFX BVS CC SIDE CAR, LLC (a)(d)(e)(g)			3,200,000
				6,767,898

	TOTAL PRIVATE REAL ESTATE (Cost - $7,598,740)			7,916,275

Principal		Rate (%)	Maturity
	LOANS - 9.0%
$898,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 33) (a)(e)	16.15	10/31/2025	898,000
3,000,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR1 (a)(e)	12.51	5/28/2025	3,000,000
2,500,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, LNZ (a)(e)	15.47	5/16/2026	2,500,000
	TOTAL LOANS (Cost - $6,398,000)			6,398,000

Shares		Exercise Price	Expiration Date
	WARRANTS - 0.0%
11	Frontline HoldCo LLC, Class A (a)(c)(d)(e) (Cost - $0)	$216,144	3/8/2034	—

Principal		Rate (%)	Maturity
	SHORT-TERM INVESTMENTS - 12.9%
	U.S. TREASURY SECURITIES - 10.6%
$1,010,000	U.S. Treasury Bill	4.21	5/8/2025	1,005,596
1,012,000	U.S. Treasury Bill	4.23	5/20/2025	1,006,175
1,012,000	U.S. Treasury Bill	4.23	5/22/2025	1,005,943
1,514,000	U.S. Treasury Bill	4.24	6/20/2025	1,499,872
1,010,000	U.S. Treasury Bill	4.25	6/26/2025	999,878
1,011,000	U.S. Treasury Bill	4.25	7/1/2025	1,000,292
1,011,000	U.S. Treasury Bill	4.25	7/8/2025	999,469
				7,517,225
Shares
	MONEY MARKET FUND - 2.3%
1,621,819	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.20%(f)			1,621,819

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,139,248)			9,139,044

	TOTAL INVESTMENTS - 99.0% (Cost $65,977,465)			$70,382,133
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			736,114
	NET ASSETS - 100.0%			$71,118,247

BDC - Business Development Company

LLC - Limited Liability Company

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	Illiquid security. See Note 2.

(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient. See Note 2 for respective investment strategies, unfunded commitments and redemptive restrictions.

(c)	Non-income producing security.

(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 70.25% of Net Assets. The total value of these securities is $49,958,177 (see Note 2).

(e)	Level 3 security fair valued using significant unobservable inputs. See Note 2.

(f)	Represents seven day yield as of March 31, 2025.

(g)	Investment does not issue shares.

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Total Investments, at Cost	$65,977,465
Total Investments, at Value	$70,382,133
Dividends and Interest Receivable	729,448
Receivable for Capital Stock Sold	400,000
Prepaid Expenses and Other Assets	161,393
Total Assets	71,672,974

Liabilities:
Payable for Fund Shares Redeemed	490,497
Accrued advisory fees	58,585
Other accrued expenses	5,645
Total Liabilities	554,727

Net Assets	$71,118,247
Composition of Net Assets:
Paid-in-Capital	$65,333,274
Accumulated Earnings	5,784,973
Net Assets	$71,118,247

Contingencies and Commitments (see Note 3)

Net Asset Value Per Share
Class A Shares*:
Net Assets	$9,906
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	605
Net asset value, offering price and redemption price per share	$16.37

Class I Shares:
Net Assets	$71,108,341
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,344,224
Net asset value, offering price and redemption price per share	$16.37

*	The AOG Institutional Fund Class A shares commenced operations on November 4, 2024.

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2025

Investment Income:
Dividend Income	$1,732,412
Interest Income	614,329
Total Investment Income	2,346,741

Fund Expenses:
Investment Advisory Fees (see Note 4)	522,819
Administration Fees	112,293
Legal Fees	90,971
Chief Compliance Officer and Chief Financial Officer Fees	64,492
Audit Fees	40,858
Transfer Agent Fees	32,581
Fund Accounting Fees	27,598
Registration & Filing Fees	25,417
Trustees’ Fees	22,132
Networking Fees	14,914
Printing Expenses	13,060
Custody Fees	4,987
Miscellaneous Expenses	30,132
Total Expenses	1,002,254

Less: Expenses Waived by the Adviser (see Note 4)	(19,723)
Plus: Recapture of fees previously waived by the Adviser (see Note 4)	52,527
Net Expenses	1,035,058

Net Investment Income	1,311,683

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Investments	160,498
Net Realized Loss on Currency Translations	(455)
Distributions of Realized Gains by Underlying Investments	41,395
Net Realized Gain	201,438

Net Change in Unrealized Appreciation on Investments	832,097

Net Realized and Unrealized Gain on Investments	1,033,535

Net Increase in Net Assets Resulting From Operations	$2,345,218

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
Operations:
Net Investment Income	$1,311,683	$1,958,040
Net Realized Gain on Investments and Currency Translations	160,043	219,188
Distributions of Realized Gains by Underlying Investments	41,395	233,096
Net Change in Unrealized Appreciation on Investments	832,097	2,414,938
Net Increase in Net Assets Resulting From Operations	2,345,218	4,825,262

Distributions to Shareholders From:
Distributions Paid from Earnings
Class A*	(226)	—
Class I	(1,814,987)	(785,014)
Return of Capital	—	(908,510)
Total Distributions to Shareholders	(1,815,213)	(1,693,524)

Beneficial Interest Transactions:
Proceeds from Shares Issued
Class A*	19,730	—
Class I	3,283,696	8,100,060
Distributions Reinvested
Class I	23,424	26,984
Cost of Shares Redeemed
Class A*	(9,691)	—
Class I	(1,420,180)	(5,458,448)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	1,896,979	2,668,596

Net Increase in Net Assets	2,426,984	5,800,334

Net Assets:
Beginning of Year/Period	68,691,263	62,890,929
End of Year/Period	$71,118,247	$68,691,263

Class A*
Shares Issued	1,210	—
Shares Redeemed	(605)	—
Net Increase in Total Shares Outstanding	605	—

Class I
Shares Issued	199,749	508,422
Shares Reinvested	1,458	1,703
Shares Redeemed	(88,101)	(337,569)
Net Increase in Total Shares Outstanding	113,106	172,556

*	The AOG Institutional Fund Class A shares commenced operations on November 4, 2024.

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENT OF CASH FLOWS (Unaudited)
For The Six Months Ended March 31, 2025

Cash Flows From Operating Activities:
Net Increase in Net Assets Resulting From Operations	$2,345,218
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of Long-Term Portfolio Investments	(3,550,000)
Proceeds From Sale of Long-Term Portfolio Investments	13,484,874
Capital Adjustments from Investments	(3,306,619)
Net Short Term Investment Sales, net of amortization and accretion	(5,646,059)

Net Realized Gain on Investments and Currency Translations	(160,043)
Distributions of Realized Gains by Underlying Investment Companies	(41,395)
Change in Unrealized Appreciation on Investments	(832,097)
Net Accretion of Discounts	(63,961)

Changes in Assets and Liabilities:
(Increase)/Decrease in Assets:
Receivable for Securities Sold	417
Receivable fund shares Sold	(400,000)
Dividends and Interest Receivable	(20,111)
Prepaid Expenses and Other Assets	(108,101)
Increase/(Decrease) in Liabilities:
Accrued Advisory Fees	(88,114)
Payable for Fund Shares Redeemed	(1,460,091)
Accrued Professional Fees	—
Accrued Miscellaneous Fees	(235,684)
Net Cash Used for Operating Activities	(81,766)

Cash Flows From Financing Activities:
Proceeds from Shares Issued	3,303,426
Payment on Shares Redeemed	(1,429,871)
Cash Distributions Paid to Shareholders, Net of Reinvestments	(1,791,789)
Net Cash Provided by Financing Activities	81,766

Net Increase in Cash	—
Cash at Beginning of Year	—
Cash at End of Year	$—

Supplemental Disclosure of Non-Cash Activity:

Non-cash Financing Activities not Included Above Consists of Reinvestment of Fund Distributions to Shareholders	$23,424

See accompanying notes to financial statements.

AOG Institutional Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Class A
	Period Ended
	March 31, 2025*
	(Unaudited)
Net Asset Value, Beginning of Period	$16.53
Income From Operations:
Net investment income (a)	0.24
Net loss from investments (both realized and unrealized)	(0.03)
Total from operations	0.21
Less Distributions:
From net investment income	(0.37)
From realized gains on investments	(0.00	) (b)
Total Distributions	(0.37)
Net Asset Value, End of Period	$16.37
Total Return (c)(d)	1.34%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10
Ratio of Expenses to Average Net Assets (e)(f)	2.88%
Ratio of Expenses to Average Net Assets (excluding waivers) (e)(f)	2.88%
Ratio of Net Investment Income to Average Net Assets (e)(g)	3.65%
Portfolio turnover rate (d)	6%

*	The AOG Institutional Fund Class A shares commenced operations on November 4, 2024.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Rounds to less than $0.01.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not Annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income\ is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AOG Institutional Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2025		September 30,	September 30,	September 30,
	(Unaudited)		2024	2023	2022*
Net Asset Value, Beginning of Year/Period	$16.23		$15.50	$15.37	$15.00
Income From Operations:
Net investment income/(loss) (a)	0.30		0.47	0.12	(0.06)
Net gain from investments (both realized and unrealized)	0.25		0.67	0.16	0.43
Total from operations	0.55		1.14	0.28	0.37
Less Distributions:
From net investment income	(0.41)		(0.19)	(0.08)	—
From realized gains on investments	(0.00	) (h)	—	—	—
From return of capital	—		(0.22)	(0.07)	—
Total Distributions	(0.41)		(0.41)	(0.15)	—
Net Asset Value, End of Year/Period (d)	$16.37		$16.23	$15.50	$15.37
Total Return (b, d)	3.50	% (c)	7.43%	1.86%	2.47	% (c)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$71,108		$68,691	$62,891	$49,451
Ratio of Expenses to Average Net Assets (f)	2.95	% (e)	2.95%	2.89%	2.65	% (e)
Ratio of Expenses to Average Net Assets (excluding waivers) (f)	3.01	% (e)	3.03%	2.89%	2.71	% (e)
Ratio of Net Investment Income/(Loss) to Average Net Assets (g)	3.74	% (e)	2.94%	0.77%	(0.49	)% (e)
Portfolio turnover rate	6	% (c)	57%	43%	7	% (c)

*	The AOG Institutional Fund Class I shares commenced operations on December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not Annualized.

(d)	Includes adjustments made in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement purposes and the returns based upon those net assets may differ from the net asset values and returns used for shareholder processing.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income/(loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Rounds to less than $0.01.

See accompanying notes to financial statements.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

The AOG Institutional Fund (the “Fund”) is a Delaware statutory trust registered under the 1940 Act as a non-diversified, closed-end management investment company. Class I shares of the Fund commenced operations on December 31, 2021 and Class A shares commenced operations on November 4, 2024.

In pursuing the Fund’s investment objective, F.L. Putnam Investment Management Co. (the “Adviser”), will seek to achieve the Fund’s investment objective in income-producing assets and assets selected for long-term capital appreciation. The Adviser intends to invest the Fund’s assets primarily in portfolio investments, including a mix of liquid, traditional equity and fixed income investments as well as liquid, alternative and non-traditional investments (collectively, “Portfolio Investments”). In general, the Fund’s Portfolio Investments are expected to include the following types of investments, both liquid and illiquid: (i) alternative investment funds, including privately offered pooled investment vehicles and publicly offered funds; such as interval funds, tender offer funds, and business development companies that are offered in public offerings or private placements to investors that meet certain suitability standards (collectively, “Investment Funds”), (ii) direct investments in U.S. and non-U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, including, but not limited to, notes, bonds, and asset-backed securities, made in co-investment transactions with such Investment Funds; (iii) REITs and other real estate investments; (iv) energy and natural resource investments, including, but not limited to MLPs, oil and gas funds and other energy and natural resource funds; (v) commodity investments, including, but not limited to, commodity pools and precious metals; (vi) absolute return investments, including but not limited to, to managed futures funds, hedge funds and other absolute return investment vehicles; and (vii) U.S. and non-U.S. equity investments, without limitation on an issuer’s capitalization size or specific markets or sectors. The investment objective of the Fund is non-fundamental and, therefore, may be changed without the approval of the Shareholders.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Net Asset Value Determination – The Fund calculates its Net Asset Value (“NAV”) as of the close of each business day, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board of Trustees (the “Board”) shall determine (each, a “Determination Date”). In determining its NAV, the Fund values its investments as of the relevant Determination Date. The NAV of each Fund equals the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Valuation of Investments – The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures.

In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

The Valuation Procedures provide that the Fund will value its investments in Private Investment Funds and direct private equity investments at fair value. The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Fund’s interest in such investments as provided by the relevant Private Investment Fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Private Investment Fund manager’s valuations and the relevant Determination Date.

The valuation of each of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820-10”). A meaningful input in the Fund’s Valuation Procedures will be the valuations provided by the Private Investment Fund managers. Specifically, the value of the Fund’s investment in Private Investment Funds generally will be valued using the “practical expedient,” in accordance with ASC 820-10, based on the valuation provided to the Adviser by the Private Investment Fund in accordance with the Private Investment Fund’s own valuation policies. Generally, Private Investment Fund managers value investments of their Private Investment Funds at their market price if market quotations are readily available. In the absence of observable market prices, Investment Fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by Private Investment Fund managers is then based on the best information available in the circumstances and may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

Market quotations will not be readily available for most of the Fund’s investments. To the extent the Fund holds securities or other instruments that are not investments in Investment Funds or direct private equity investments, the Fund will generally value such assets as described below.

Primary and Secondary Fund and other Direct Private Investments – Primary investments are commitments to new private equity, private credit, or other private funds. Secondary investments are purchases of existing interests that are acquired on the secondary market. Primary or secondary investments in private funds are generally valued based on the latest NAV reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of an investment in a private fund based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with FASB’s ASC Topic 946, Financial Services - Investment Companies. Because of the inherent uncertainty of valuations of the investments in private funds, their estimated values may differ significantly from the values that would have been used had a ready market for the private funds existed, and the differences could be material.

New purchases of primary or secondary investments in private funds will be valued at acquisition cost initially until a NAV is provided by the third-party fund manager or general partner. The Fund will review any cash flows since the reference date of the last NAV for a private fund received by the Fund from a third-party manager (“Portfolio Fund Manager”) until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Portfolio Fund Manager.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

In addition to tracking the NAV plus related cash flows of such secondary purchases of interests in closed-end private funds (“Portfolio Funds”), the Valuation Committee may also track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private fund which is reasonably available at the time the Fund values its investments.

Although the Fund will determine its NAV daily, Portfolio Funds only provide determinations of the net asset values of the Portfolio Funds on a monthly or quarterly basis. The Valuation Committee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Committee applies valuation methodologies as outlined above.

For Portfolio Funds or other non-publicly traded debt or equity securities without readily available market prices, the Valuation Committee may also identify publicly available comparable investments or indices. Where the Valuation Committee finds, in good faith, it to be both accurate and appropriate, such publicly available pricing information may be used to adjust these investments on a more frequent basis, with subsequent adjustments occurring upon receipt of a NAV from the relevant third-party fund manager or general partner.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Board, the Adviser or the Private Investment Fund managers regarding appropriate valuations should prove incorrect. Additionally, Private Investment Fund managers will generally only provide determinations of the NAV of Private Investment Funds periodically, in which event it may not be possible to determine the Fund’s NAV more frequently.

Equity Securities – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and other Debt Securities – If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty (60) days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Foreign Securities – The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Derivatives and Other Complex Securities – Non-centrally cleared swaps, collateralized debt obligations, collateralized loan obligations and bank loans are priced based on valuations provided by an independent third party pricing agent. If a price is not available from an independent third party pricing agent, the security will be valued at fair value as determined in good faith using methods approved by the Board.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Fair Value Procedures – Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee established by the Board. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to ensure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Valuation Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV. When a security is valued in accordance with the Valuation Procedures, the Valuation Committee will determine the value after taking into consideration relevant information reasonably available to the Valuation Committee.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2025 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Investments Valued at NAV*	Total
Closed-End Funds	$435,569	$4,443,268	$—	$—	$4,878,837
Private Debt and Credit Investments	—	2,031,539	6,069,729	12,353,154	20,454,422
Private Equity and Venture Capital Investments	—	—	5,378,040	16,217,515	21,595,555
Private Real Estate	—	8,075	4,340,302	3,567,898	7,916,275
Loans	—	—	6,398,000	—	6,398,000
Warrants	—	—	—	—	—
Short-Term Investments	1,621,819	7,517,225	—	—	9,139,044
Total	$2,057,388	$14,000,107	$22,186,071	$32,138,567	$70,382,133

*	Investments valued using NAV as the practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals presented on the Statement of Assets and Liabilities.

Transfers into or out of Levels 3 during the six months ended March 31, 2025 are disclosed below.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

			Proceeds from		Change in
			sales and		unrealized				Unrealized
	Beginning	Cost of	principal	Net realized	appreciation/	Transfers into	Transfers out of	Ending Balance	Appreciation/
	Balance	purchases	paydowns	loss	(depreciation)	Level 3	Level 3	3/31/25	(Depreciation)
Investments
Private Real Estate	$4,348,176	$—	$—	$—	$(7,874)	$—	$—	$4,340,302	$162,115
Private Debt and Credit Investments	5,913,576	—	—	—	156,153	—	—	6,069,729	253,532
Private Equity and Venture Capital Investments	9,977,495	—	—	—	537,057	—	(5,136,512)	5,378,040	(121,985)
Loans	8,500,000	2,500,000	(4,602,000)	—	—	—	—	6,398,000	—
Total Investments	$28,739,247	$2,500,000	$(4,602,000)	$—	$685,336	$—	$(5,136,512)	$22,186,071	$293,662

The following table is a summary of the valuation techniques and unobservable inputs used in the fair value measurements as of March 31, 2025:

Investment Type	Fair Value as of 3/31/25	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs
Loans	$6,398,000	Cost Approach	Transaction Price	N/A

Portfolio Companies	5,378,040	Cost Approach	Transaction Price	N/A
		Market Approach	Daily Valuation Adjustment	N/A
		Market Approach	Portfolio Company/Asset-Specific Factors	N/A
		Market Approach	Probability-Weighted Scenario Model	N/A

Private Debt and Credit Funds	6,069,729	Market Approach	Daily Valuation Adjustment	N/A
		Market Approach	Portfolio Company/Asset-Specific Factors	N/A

Private Real Estate Investment Trusts	1,140,302	Index Application	Application of factor adjusted public index	N/A

Private Real Estate Funds	3,200,000	Market Approach	Portfolio Company/Asset-Specific Factors	N/A

Warrants	—	Cost Approach	Transaction Price	N/A
Total	$22,186,071

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

As of March 31, 2025, the Fund had unfunded commitments and/or contingencies for the below listed securities:

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Investment in Securities(a)	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Notice Period (In Days)
Alpha Partners Fund III, LP	Private Equity	$396,498	$550,000	N/A	N/A
Banner Ridge Small Buyouts I (Offshore), LP	Private Equity	4,392,598	1,352,488	N/A	N/A
Barings Real Estate Debt Income Fund, LP, Investor Class	Private Real Estate	1,988,924	—	Quarterly, after 3 year lockup	90 days
Capital Factory Alpha Associates LLC Series II	Private Equity	750,000	—
GEMS Fund 6, LP	Private Debt/Credit	2,322,976	2,750,000	N/A	N/A
iCapital Carlyle Direct Access II, LP	Private Equity	1,731,400	305,947	N/A	N/A
ICON Ark Co-Investment LP	Private Equity	228,984	—	N/A	N/A
Leonid Credit Income Fund, LP	Private Debt/Credit	5,489,611	—	N/A	N/A
Mercer PIP VII, LP	Private Debt/Credit	5,058,717	887,585
Peppertree Capital Fund X Feeder, LLC	Private Real Estate	1,578,974	3,550,000	N/A	N/A
PMG Legal LLC	Private Equity	1,166,965	—	N/A	N/A
Preservation Capital Partners Strategic Opportunities I LP	Private Equity	2,492,353	96,917	N/A	N/A
Symbiotic Capital Life Science Credit Fund, LP	Private Debt/Credit	2,395,457	2,645,678	N/A	N/A
Tiverton AgriFinance III	Private Debt/Credit	2,145,110	7,750,000	N/A	N/A
		$32,138,567	$19,888,615

(a)	Refer to the Schedule of Investments for classifications of individual securities.

Typically, when the Fund invests in a Private Fund, it makes a binding commitment to invest a specified amount of capital in the applicable Private Fund. The capital commitment may be drawn by the general partner of the Private Fund either all at once, or over time through a series of capital calls at the discretion of the general partner. As such, the Unfunded Commitments column above reflects the remaining amount of the Fund’s commitments to be called by the general partner of the Private Fund. Further, the organizational documents of the Private Funds in which the Fund invests typically have set redemption schedules and notification requirements. As such, the Redemption Frequency column above reflects the frequency in which the Private Fund accepts redemption requests and the Redemption Notice column reflects the number of days of advanced notice required. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of the redemption amount at the time requested.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Additional Information on each restricted investment held by the Fund on March 31, 2025 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$450,000	$396,498	0.56%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	793,651	1.12%
Arctrust III, Inc.	3/15/2022	912,975	1,140,302	1.60%
Arkview Capital Co-Invest IV, LP	4/22/2024	1,766,197	2,069,729	2.91%
Banner Ridge Small Buyouts I (Offshore) LP	9/26/2024	3,721,101	4,392,598	6.18%
Barings Real Estate Debt Income Fund, LP, Investor Class	3/27/2024	2,000,000	1,988,924	2.80%
Capital Factory Alpha Associates LLC, Series II	2/13/2025	750,000	750,000	1.05%
Carlyle Secured Lending III	1/27/2023	2,000,000	2,031,539	2.86%
CSPG Tidal B Holdings LLC	7/19/2024	1,000,000	1,000,000	1.41%
CTN Holdings, Inc. (f/k/a Aspiration Partners, Inc.)	6/30/2023	1,000,025	338,470	0.48%
Frontline HoldCo LLC	9/25/2024	3,000,000	3,245,919	4.56%
Frontline HoldCo LLC, Class A	9/25/2024	—	—	0.00%
GEMS FUND 6, LP	3/27/2024	2,250,000	2,322,976	3.27%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,694,053	1,731,400	2.43%
ICON Ark Co-Investment LP	5/24/2023	5,888	228,984	0.32%
LEONID Credit Income Fund, LP	2/16/2024	5,500,000	5,489,611	7.72%
Mercer Private Investments Partners VII, LP	7/21/2023	4,112,415	5,058,717	7.11%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	5.62%
Peppertree Capital Fund X Feeder, LLC	8/9/2024	1,476,377	1,578,974	2.22%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	3,200,000	3,200,000	4.50%
PMG Legal LLC	7/19/2023	500,000	1,166,965	1.64%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,939,490	2,492,353	3.50%
Symbiotic Capital Life Science Credit Fund, LP	8/8/2024	2,354,322	2,395,457	3.37%
Tiverton AgriFinance III	8/27/2024	2,250,000	2,145,110	3.02%
		$46,432,843	$49,958,177	70.25%

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Expenses – The Fund, and therefore, the Shareholders, bear all expenses incurred in the business of the Fund. Additionally, the Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of shares.

Federal Income Taxes – The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to Shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax years ended September 30, 2022-2023 or is expected to be taken on returns filed for the year ended September 30, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2024, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex -dividend date. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Fund.

Indemnification – In the normal course of business the Fund will enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

3.	CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of March 31, 2025, the Fund had unfunded commitments in the amount of $20,688,614. At March 31, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments as of March 31, 2025 are as follows:

Investments	Fair Value	Unfunded Commitment
PG-AOGFX BVS CC SIDE CAR, LLC	$3,200,000	$800,000
Investments valued at NAV as a practical expedient(a)	32,138,567	19,888,614
	$35,338,567	$20,688,614

(a)	See Note 2 for investments valued at NAV as a practical expedient.

4.	AGREEMENTS

On February 28, 2025, Alpha Omega Group, Inc., dba AOG Wealth Management (the “Prior Adviser”) completed a transaction with the Adviser, whereby the Adviser acquired substantially all of the Prior Adviser’s assets, including its investment management business (the “Transaction”). As a result of the Transaction, as well as Board and investor approval, the Adviser assumed the role as investment adviser to the Fund.

Investment advisory services are provided to the Fund by the Adviser pursuant to an investment advisory agreement entered into between the Fund and the Adviser (the “Investment Advisory Agreement”). Effective November 16, 2022, and pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) and calculated before giving effect to any repurchase of shares on such date. The Management Fee is paid to the Adviser out of the Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Fund.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.95% of the Fund’s average daily net assets until September 30, 2026 (the “Initial Term Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund, provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses: (i) any class- specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) Nasdaq Fund Secondaries, LLC and its registered broker dealer and alternative trading system subsidiary, NFSTX, LLC (collectively, “Nasdaq Fund Secondaries”), if the Fund elects to utilize Nasdaq Fund Secondaries in a given year, (iii) any acquired fund fees and expenses, (iv) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (vi) taxes, (vii) certain insurance costs, (viii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (ix) non-routine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations and (x) other expenditures which are capitalized in accordance with generally accepted accounting principles. In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The Investment Advisory Agreement will continue in effect from year to year for successive one-year terms after the Initial Term End Date unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term. If the Investment Advisory Agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term. For the six months ended March 31, 2025, the Advisor waived fees and reimbursed expenses in the amount of $19,723.

During the six months ended March 31, 2025, the Adviser recouped all previously waived fees in the amount of $52,527.

Employees of PINE Advisors, LLC (“PINE”) serve as the Fund’s Chief Compliance Officer and Chief Financial Officer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended March 31, 2025 are disclosed in the Statement of Operations as Chief Compliance Officer and Chief Financial Officer Fees.

5.	PURCHASE, EXCHANGE AND REPURCHASE OF SHARES

The Fund has adopted a policy to provide a limited degree of liquidity to Shareholders by conducting one repurchase offer once every calendar quarter at the then-current at the NAV per Share, of not less than 5% nor more than 25% of the Fund’s outstanding Shares, on the repurchase request deadline. In the repurchase offer, the Fund will offer to repurchase Shares at their NAV as determined by the Board (the “Repurchase Pricing Date”). Each repurchase offer will be for not less than 5% nor more than 25% of the Fund’s Shares outstanding, but if the amount of Shares tendered for repurchase exceeds the amount the Fund intended to repurchase, the Fund will generally repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. While not offered by the Fund, Shareholders may also have the opportunity for liquidity through participation in the Nasdaq Fund Secondaries auction process.

In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), at such times and in such amounts as the Board may determine.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

During the six months ended March 31, 2025, the Fund had Repurchase Offers as follows:

				Net Asset		Percentage of
				Value as of		Outstanding
	Commencement	Repurchase Request	Repurchase Pricing	Repurchase	Amount	Shares
	Date	Deadline	Date	Offer Date	Repurchased	Repurchased
Repurchase Offer #1	November 22, 2024	December 31, 2024	December 31, 2024	$15.99	$919,949	1.32%
Repurchase Offer #2	February 21, 2025	March 31, 2025	March 31, 2025	$16.37	$490,497	0.69%

Upon obtaining requisite Board approval, which the Fund expects to seek 24-36 months after it commenced operations, the Fund may make its shares available for secondary transfers on a periodic basis through an auction conducted via Nasdaq Fund Secondaries. As of March 31, 2025, the Fund has not requested Board approval to commence the Nasdaq Fund Secondaries auction process and has not accepted purchases of shares through Nasdaq Fund Secondaries.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments for federal income tax purposes, and its respective unrealized appreciation and depreciation on March 31, 2025, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$64,295,068	$7,042,411	$(955,346)	$6,087,065

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$785,014	$320,669
Long-Term Capital Gain	—	—
Return of Capital	908,510	272,884
	$1,693,524	$593,553

As of September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$—	$—	$5,254,968	$5,254,968

The difference between book basis and tax basis accumulated net investment income/loss and unrealized appreciation from investments is primarily attributable to the tax adjustments for partnerships.

At September 30, 2024, the Fund had utilized capital loss carry forwards for federal income tax purposes of $65,832.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

For the year ended September 30, 2024, the following reclassifications for net operating losses and updates for prior year’s tax return, which had no impact on results of operations or net assets, were recorded to reflect tax character.

Paid In	Distributable
Capital	Earnings
$(67,106)	$67,106

8.	RISKS

An investment in the Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that the Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in the Fund are set forth below.

Certain risk factors below discuss the risks of investing in the Investment Funds.

Competition – The business of investing in private markets opportunities is highly competitive, uncertain, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Credit Risk – There is a risk that debt issuers will not make payments, resulting in losses to the Fund, and default perceptions could reduce the value and liquidity of securities and may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest and involve an increased risk that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal.

Distressed, Special Situations and Venture Investments – Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Equity Securities Risk – When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons of issuer-specific and broader economic or international considerations. They may also decline due to factors which affect a particular industry or industries. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to other instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed and there is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Multiple Levels of Expense – Shareholders will pay the fees and expenses of the Fund and will bear the fees, expenses and carried interest (if any) of the Investment Funds in which the Fund invests.

Private Markets Investment Funds – The managers of the Investment Funds in which the Fund may invest may have relatively short track records and may rely on a limited number of key personnel. The portfolio companies in which the Investment Funds may invest also have no, or relatively short, operating histories, may face substantial competitive pressures from larger companies, and may also rely on a limited number of key personnel. The Fund will not necessarily have the opportunity to evaluate the information that an Investment Fund uses in making investment decisions.

Real Estate Securities Risks – The Fund may invest in publicly-traded and non-traded real estate investment trusts (“REITs”) or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

tax purposes such (a “REIT Subsidiary”). As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage.

REIT Risk – REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Restricted and Illiquid Investments Risk – The Fund’s investments are also subject to liquidity risk, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

9.	PURCHASES AND SALES

For the six months ended March 31, 2025, the cost of purchases and proceeds from the sale of securities, other than long-term U.S. Government and short-term securities, amounted to $ 3,550,000 and $13,484,874, respectively, for the six months ended March 31, 2025. There were no purchases or sales of long-term U.S. Government securities during the six months ended March 31, 2025.

10.	CAPITAL SHARE TRANSACTIONS

For the six months ended March 31, 2025, capital share transactions were as follows:

	Class A*		Class I
	Shares	Dollars	Shares	Dollars
Shares issued	1,210	$19,730	199,749	$3,283,696
Shares reinvested	—	—	1,458	23,424
Shares redeemed	(605)	(9,691)	(88,101)	(1,420,180)
Net Capital Share Transactions	605	$10,039	113,106	$1,886,940

*	Class A Shares commenced operations on November 4, 2024.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab held 94.7% of the voting securities of the Fund for the benefit of others.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AOG Institutional Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2025

Board Considerations - Approval of New Advisory Agreement

Alpha Omega Group, Inc. dba AOG Wealth Management (“AOG”) entered into a purchase agreement with F.L. Putnam Investment Management Co., a Maine Corporation (“FLP”), pursuant to which FLP acquired the assets of AOG, including its investment management business related to the AOG Institutional Fund (the “Transaction”). The Transaction resulted in the termination of the current investment management agreement, dated August 25, 2023, between the Fund and AOG (the “Existing Advisory Agreement”) in accordance with the Investment Company Act. Therefore, the Board of Trustees of the Fund, which is comprised of four trustees, three of whom are not “interested persons” (as defined under the Investment Company Act) of the Fund (“Independent Trustees”), reviewed a new investment management agreement between FLP and the Fund (the “New Advisory Agreement”) at a special meeting held on January 13, 2025. In determining whether to approve the New Advisory Agreement, the Board evaluated information relevant to its consideration of the New Advisory Agreement and how the capabilities of FLP would enhance the management of the Fund for the benefit of shareholders.

All material terms of the Existing Advisory Agreement remain unchanged under the New Advisory Agreement. In considering the approval and recommendation to the shareholders of the New Advisory Agreement, the Board reconsidered certain of those factors previously reviewed by it at the April 17, 2023 meeting where it approved the Existing Advisory Agreement, the substantially similar terms of the Existing Advisory Agreement and the New Advisory Agreement, and the qualifications of FLP to serve as the new adviser.

In considering the New Advisory Agreement, the Board reviewed and analyzed various factors with respect to the Fund that it determined were relevant, including the factors below, and made the following conclusions. In their deliberations, the Board did not identify any single factor as determinative but considered all factors together. The Board was aided in its deliberations by independent legal counsel.

In addition to the specific factors considered by the Board below, the Board also considered broader factors, such as the responsibility, attention, and diligence FLP would need to devote to the Fund and the ability of FLP to attract portfolio management talent and expand the personnel to meet the Fund’s investment objective. In addition, the Board considered whether FLP would be able to deliver services that would promote the long-term strategic direction for the Fund.

Nature, Extent and Quality of Services Provided to the Fund

The Board analyzed the nature, extent and quality of the services to be provided to the Fund by FLP and, given the intent to retain the majority of the AOG professionals, the services that AOG has provided to the Fund since its inception in 2021. In particular, the Board reviewed the Fund’s prior investment performance and considered the added benefits of FLP’s personnel and advisory services to the Fund. The Board also considered FLP’s investment performance, specifically FLP’s expertise in providing sub-advisory investment management services to semi-liquid funds registered under the Investment Company Act. The Board concluded that the nature and quality of the services to be provided by FLP, specifically with the addition of Michael Boensch as co-portfolio manager of the Fund, and the additional resources for the AOG team, are appropriate and that the Fund will benefit from the services provided under the New Advisory Agreement.

Scope and Costs of Services Provided

As part of its review at the meeting, the Board considered that the fees realized and the costs incurred, by FLP in providing investment advisory services to the Fund are expected to be the same or less than the fees incurred under the Existing Advisory Agreement. The Board considered the willingness of FLP to service the Fund pursuant to the expense limit cap under the Form of Expense Limitation Agreement, approved by the Board on January 13, 2024 (the “Prior ELA”), while potentially lowering fees and expenses over time in line with asset growth and greater efficiencies. The Form of Expense Limitation Agreement, approved by the Board on January 13, 2025, and which includes the same expense limit cap as the Prior ELA, would go into effect if shareholders approved the New Advisory Agreement. FLP confirmed it will not seek to recoup management fees previously waived. In light of all of the information it

AOG Institutional Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2025

received and considered, the Board concluded that the management fee to be paid to FLP under the New Advisory Agreement is reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board compared the Fund’s proposed fees under the New Advisory Agreement to the comparative data provided and discussed potential economies of scale. The Board considered FLP’s willingness to potentially reduce fees and expenses over time as the Fund grows in size. The Board concluded that the proposed fee structure under the New Advisory Agreement is reasonable given the Fund’s current asset size.

Benefits Derived from the Relationship with the Fund

The Board was informed that the Fund would potentially fill an important role in FLP’s delivery of services to its advisory clients.

To a lesser extent, the Board also discussed the following adverse considerations: the uncertainty of obtaining the requisite vote to approve the proposals; the uncertainty regarding the outcome of the proposals and the impact on the Fund’s capital raising efforts; the attention and time that the proposals will require from the personnel of AOG and FLP which could potentially distract from investment management duties.

Based on its evaluation of the above factors, as well as other factors relevant to their consideration of the New Advisory Agreement, the Board, three of whom are independent trustees, concluded that the approval of the New Advisory Agreement was in the best interest of the Fund and its shareholders.

AOG Institutional Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2025

Shareholder Meeting

At a Special Meeting of Shareholders of the Fund held at the offices of Alpha Omega Group, Inc. dba AOG Wealth Management (the “Adviser”) at 11911 Freedom Drive, Suite 730, Reston, Virginia 20190, on February 25, 2025, shareholders of record as of the close of business on January 24, 2025, voted to approve the following proposals:

1.	To approve the adoption of the following fundamental investment policy: to conduct quarterly repurchases of the Fund’s outstanding Shares, in accordance with Rule 23c-3 under the Investment Company Act of 1940, as amended; and

2.	To approve a new investment management agreement with F.L. Putnam Investment Management Company, Inc. in connection with its acquisition of the assets of Alpha Omega Group, Inc. dba AOG Wealth Management, including its investment management business.

Proposal 1

For: 3,232,004

Against:	0
Abstain:	85,579

Proposal 2

For: 3,232,004

Against:	0
Abstain:	85,579

NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES THE AOG INSTITUTIONAL FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at 877-600-3573

Who are we	Page 2
Who is providing this notice?	AOG Institutional Fund

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

■     Name, phone number, social security number, assets, income, and date of birth; and

■     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Investment Adviser
F.L. Putnam Investment Management Co.
6 Kimball Lane
Lynnfield, MA 01940

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

AOG SAR25

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	Included in annual report to shareholders filed under item 1 of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included under Item 1.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included under Item 1.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)

	Title	Length of Service to the Fund	Years of Portfolio Manager Experience
Aaron Rosen	Chief Investment Officer, Portfolio Manager, AOG Institutional Fund	Since 2023	7
Michael Boensch	Principal and Managing Director of Investment Manager Research, F.L. Putnam Investments	Since 2025	1

(a)(2)

Other Accounts. In addition to the registrant, Mr. Rosen may also be responsible for the day-to-day advisement of certain other accounts, as indicated by the following table (“Other Accounts”). The information below is provided as of September 30, 2024, and excludes accounts where they have advisory but not discretionary authority.

Registered Investment Companies			Other Pooled Investment Vehicles
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Aaron Rosen	0	$0	0	$0	0	$0
Michael Boensch*	0	$0	0	$0	0	$0

* Mr. Boensch’s information is presented as of May 30, 2025.

Conflicts of Interests. Adviser-advised accounts may have overlapping investment objectives and strategies with the Fund and will invest in private markets investments similar to those targeted by the Fund. In addition, certain Adviser employees may face conflicts in their time management and commitments as well as in the allocation of investment opportunities to all clients, including the Fund. The Adviser uses reasonable efforts to ensure fairness and transparency in the allocation of limited capacity in primary partnership, econdary partnership and direct portfolio company private equity investments. The Adviser has designed the allocation process and policy to be clear and objective with the intent of limiting subjective judgment. The Adviser’s policy focuses on eligibility, priority, materiality, and transparency.

Notwithstanding the generality of the foregoing, when allocating any particular investment opportunity among the Fund and other Adviser-advised accounts, the Adviser will take into account relevant factors, such as: (1) a client’s investment objectives and model portfolio guidelines and targets, including minimum and maximum investment size requirements, (2) the composition of a client’s portfolio, (3) the nature of any requirements or constraints placed on an investment opportunity (e.g., conditions imposed by a GP of an underlying fund), (4) transaction sourcing or an investor’s relationship with a GP, (5) the amount of capital available for investment by a client, (6) a clients’ liquidity, (7) tax implications and other relevant legal, contractual or regulatory considerations, (8) the availability of other suitable investments for a client, and (9) any other relevant limitations imposed by or set forth in the applicable offering and organizational documents of the client. There can be no assurance that the factors set forth above will result in a client, including the Fund, participating in all investment opportunities that fall within its investment objectives. In fact, until the Fund has obtained co-investment exemptive relief, only those investment opportunities that are not determined to be appropriate for other Adviser-advised accounts will be made available to the Fund.

(a)(3)

Compensation for Messrs. Rosen and Boensch comprises a base salary with a bonus. The base salary is consistent with industry standards for each of their specific levels of experience and is adjusted based on merit. Their base salaries are reviewed annually during performance reviews. Bonuses are based upon individual performance and overall business profitability.

(a)(4)

Each portfolio manager’s beneficial ownership of the registrant as of September 30, 2024 is as follows.

Manager	Dollar Range of Fund Shares Beneficially Ownership in the Registrant as of September 30, 2025
Aaron Rosen	None
Michael Boensch*	$10,001 - $50,000

* Mr. Boensch’s information is presented as of May 30, 2025

(b) See updates to Items (a)(1), (a)(2), (a)(3) and (a)(4) above.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Frederick Baerenz
Principal Executive Officer
Date: 6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Frederick Baerenz
Principal Executive Officer
Date: 6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Peter Sattelmair
Principal Financial Officer
Date: 6/9/25